Trade and Other receivables (Tables)	6 Months Ended
Jun. 30, 2023
Text Block [Abstract]
Summary of Trade, Other Receivables and Other assets

	As at June 30,	As at December 31,
(€‘000)	2023	2022

Trade receivables	642	909
Advance deposits	237	209

Total Trade and Other receivables	879	1 118

Current Grant receivables (RCAs)	181	—
Current Grant receivables (Others)	1 036	—

Total Current Grant receivables	1 217	—

Prepaid expenses	390	667
VAT receivable	153	316
Income and other tax receivables	79	34

Total Other current assets	622	1 017

Total Trade receivables, current grant receivables and other current assets	2 718	2 135